Cash and restricted cash	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Cash and restricted cash	Cash and restricted cash
A reconciliation of cash and restricted cash in the unaudited condensed consolidated balance sheets to the amounts in the unaudited condensed consolidated statements of cash flows is as follows:

	As of December 31,	As of June 30,
	2024	2025
Cash at banks	44,250	86,216
Restricted cash	5,914	13,038
Cash and restricted cash shown in the unaudited condensed consolidated statements of cash flows	50,164	99,254

Cash and restricted cash are deposited in financial institutions at the locations noted below:

	As of December 31,	As of June 30,
	2024	2025
Financial institutions in the mainland of the PRC
– Denominated in RMB	29,736	86,397
– Denominated in US$	11,979	701
– Denominated in Great Britain Pound (“GBP”)	12	27
– Denominated in Hong Kong Dollar (“HKD”)	2	2
Total cash balances held in the mainland of the PRC	41,729	87,127
Financial institutions in Hong Kong
– Denominated in HKD	203	37
– Denominated in RMB	4	5
Total cash balances held in Hong Kong	207	42
Financial institutions in Sweden
– Denominated in Euro	2,272	2,167
– Denominated in Swedish Krona (“SEK”)	5,191	7,841
– Denominated in US$	29	29
Total cash balances held in Sweden	7,492	10,037
Financial institutions in the United Kingdom
– Denominated in GBP	665	1,211
Total cash balances held in the United Kingdom	665	1,211
Financial institutions in the United States
– Denominated in US$	30	40
Total cash balances held in the United States	30	40
Financial institutions in Germany
– Denominated in Euro	41	111
Total cash balances held in Germany	41	111
Financial institution in Singapore
– Denominated in Singapore Dollar ("SGD")	—	136
– Denominated in US$	—	550
Total cash balances held in Singapore	—	686
Total cash balances held at financial institutions in US$	50,164	99,254
As of December 31, 2024, and June 30, 2025, the Group’s restricted cash of US$5,805 and US$12,929 were pledged for notes payable, and US$109 and US$109 were restricted due to disputes with a customer, respectively.